FAIR VALUE ACCOUNTING	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Accounting
NOTE 11. FAIR VALUE ACCOUNTING

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (“Topic No. 820”) which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC Topic 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at September 30, 2011
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,517	$1,517	$—	$—
Totals	$1,517	$1,517	$—	$—
Liabilities:
Derivative liabilities	$11,573	$—	$—	$11,573
Totals	$11,573	$—	$—	$11,573

	Fair Value at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,369	$1,369	$—	$—
Totals	$1,369	$1,369	$—	$—
Liabilities:
Derivative liabilities	$15,653	$—	$—	$15,653
Totals	$15,653	$—	$—	$15,653

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices. The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers. The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

Beginning January 1, 2009, the Company recorded derivative liabilities on its consolidated balance sheet as derivative liabilities related to certain warrants and the conversion feature embedded in its Series C and Series D Preferred Stock. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data. The Company uses Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities. The Monte-Carlo simulation methodologies is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings.

The Company monitors the activity within each level and any changes with the underlying valuation techniques or inputs utilized to recognize if any transfers between levels are necessary. That determination is made, in part, by working with outside valuation experts for Level 3 instruments and monitoring market related data and other valuation inputs for Level 1 and Level 2 instruments.

A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Derivative Liabilities

Balance at December 31, 2010	$15,653
Total unrealized gains	—
Included in earnings	(4,268)
Settlements	—
Issuances	188
Transfers in and/or out of Level 3	—
Balance at September 30, 2011	$11,573

All unrealized gains or losses resulting from changes in value of any Level 3 instruments are reflected as a separate line in the condensed consolidated statement of operations in arriving at net loss. The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.

The Company accounts for fair value measurements in accordance with ASC Topic No. 820, “Fair Value Measurements and Disclosures,” (“Topic No. 820”) which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under ASC Topic 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table sets forth the Company’s financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC Topic 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value at December 31, 2009
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,349	$1,349	$—	$—
Totals	$1,349	$1,349	$—	$—
Liabilities:
Additional financing obligation	$1,504	$—	$—	$1,504
Derivative liabilities	$11,603	$—	$—	$11,603
Totals	$13,107	$—	$—	$13,107

	Fair Value at December 31, 2010
($ in thousands)	Total	Level 1	Level 2	Level 3

Assets:
Pension assets	$1,369	$1,369	$—	$—
Totals	$1,369	$1,369	$—	$—
Liabilities:
Derivative liabilities	$15,653	$—	$—	$15,653
Totals	$15,653	$—	$—	$15,653

The Company’s pension assets are classified within Level 1 of the fair value hierarchy because they are valued using market prices.  The pension assets are primarily comprised of the cash surrender value of insurance contracts. All plan assets are managed in a policyholder pool in Germany by outside investment managers.  The investment objectives for the plan are the preservation of capital, current income and long-term growth of capital.

The fair value of the Company’s secured notes payable and additional financing obligation are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses various pricing models that are consistent with what other market participants would use.  Significant assumptions used in calculating the fair value of the note and the additional financing obligation include the application of the Black-Scholes option pricing model and Monte-Carlo simulation methodologies used to value the additional financing obligation and the warrants issued to the Lender.  The determination of fair value of the additional financing obligation and warrants issued to the lender using the Black-Scholes option-pricing model and Monte-Carlo simulation methodologies is affected by the stock price as well as assumptions regarding the expected stock price volatility over the term of these instruments. The Company calculated the expected volatility assumptions based on the historical volatility of the Company’s stock.

       Beginning January 1, 2009, the Company recorded derivative liabilities on its consolidated balance sheet as derivative liabilities related to certain warrants and the conversion feature embedded in its Series C and Series D Preferred Stock. The fair value of the Company’s derivative liabilities are classified within Level 3 of the fair value hierarchy because they are valued using pricing models that incorporate management assumptions that cannot be corroborated with observable market data.  The Company uses Monte-Carlo simulation methodologies in the determination of the fair value of the derivative liabilities.  The Monte-Carlo simulation methodologies is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the derivative liabilities in addition to the probability of future financings.

       A reconciliation of the Company’s liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows:

($ in thousands)	Additional Financing Obligation	Derivative Liabilities

Balance December 31, 2008	$—	$—
Cumulative adjustment of the fair value of derivative liabilities
as of January 1, 2009	—	4,128
Included in earnings	1,335	6,327
Issuances	169	1,148
Balance at December 31, 2009	$1,504	$11,603
Total unrealized gains	—	—
Included in earnings	(551)	738
Settlements	(2,108)	—
Issuances	1,155	3,312
Transfers in and/or out of Level 3	—	—
Balance at December 31, 2010	$—	$15,653

       The Company is not a party to any hedge arrangements, commodity swap agreement or any other derivative financial instruments.